CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Shares Issued	Par Value	Paid In Capital	Cost of Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings	Total
Balances at the beginning at Jun. 30, 2021		$ 5,000	$ 39,995,000	$ (2,674,000)	$ (73,000)	$ 43,049,000	$ 80,302,000
Balances at the beginning (in shares) at Jun. 30, 2021	47,500,000
Increase (decrease) in Stockholders' Equity
Currency Translation Adjustment					7,000		7,000
Net Income (Loss)					0	28,619,000	28,619,000
Balances at the ending at Jun. 30, 2022		5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	108,928,000
Balances at the ending (in shares) at Jun. 30, 2022	47,500,000
Increase (decrease) in Stockholders' Equity
Net Income (Loss)						(7,509,000)	(7,509,000)
Balances at the ending at Sep. 30, 2022		5,000	39,995,000	(2,674,000)	(66,000)	64,159,000	101,419,000
Balances at the ending (in shares) at Sep. 30, 2022	47,500,000
Balances at the beginning at Jun. 30, 2022		5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022	47,500,000
Increase (decrease) in Stockholders' Equity
Net Income (Loss)							(30,774,000)
Balances at the ending at Mar. 31, 2023		5,000	44,326,000		(66,000)	39,694,000	83,959,000
Balances at the ending (in shares) at Mar. 31, 2023	49,167,170
Balances at the beginning at Jun. 30, 2022		5,000	39,995,000	(2,674,000)	(66,000)	71,668,000	108,928,000
Balances at the beginning (in shares) at Jun. 30, 2022	47,500,000
Increase (decrease) in Stockholders' Equity
Stock-based Compensation Expense			216,000		0		216,000
Capital Contribution			6,592,000		0		6,592,000
Currency Translation Adjustment					(11,000)		(11,000)
Conversion of Treasury Stock			(2,674,000)	2,674,000	0
Merger: Reverse Recapitalization			(787,000)		0		(787,000)
Merger: Reverse Recapitalization (in shares)	1,667,170
Net Income (Loss)					0	(35,404,000)	(35,404,000)
Fair Value of Contingent Shares			1,200,000		0	(1,200,000)
Balances at the ending at Jun. 30, 2023		5,000	44,542,000		(77,000)	35,064,000	$ 79,534,000
Balances at the ending (in shares) at Jun. 30, 2023	49,167,170						49,167,170
Balances at the beginning at Sep. 30, 2022		5,000	39,995,000	(2,674,000)	(66,000)	64,159,000	$ 101,419,000
Balances at the beginning (in shares) at Sep. 30, 2022	47,500,000
Increase (decrease) in Stockholders' Equity
Capital Contribution			6,592,000				6,592,000
Net Income (Loss)						(15,515,000)	(15,515,000)
Balances at the ending at Dec. 31, 2022		5,000	46,587,000	(2,674,000)	(66,000)	48,644,000	92,496,000
Balances at the ending (in shares) at Dec. 31, 2022	47,500,000
Increase (decrease) in Stockholders' Equity
Conversion of Treasury Stock			(2,674,000)	$ 2,674,000
Merger: Reverse Recapitalization			(787,000)				(787,000)
Merger: Reverse Recapitalization (in shares)	1,667,170
Net Income (Loss)						(7,750,000)	(7,750,000)
Fair Value of Contingent Shares			1,200,000			(1,200,000)
Balances at the ending at Mar. 31, 2023		5,000	44,326,000		(66,000)	39,694,000	83,959,000
Balances at the ending (in shares) at Mar. 31, 2023	49,167,170
Balances at the beginning at Jun. 30, 2023		5,000	44,542,000		(77,000)	35,064,000	$ 79,534,000
Balances at the beginning (in shares) at Jun. 30, 2023	49,167,170						49,167,170
Increase (decrease) in Stockholders' Equity
Issuance of Common Stock			1,332,000				$ 1,332,000
Issuance of Common Stock (in shares)	1,335,000
Stock-based Compensation Expense			1,328,000				1,328,000
Net Income (Loss)						(3,462,000)	(3,462,000)
Balances at the ending at Sep. 30, 2023		5,000	47,202,000		(77,000)	31,602,000	78,732,000
Balances at the ending (in shares) at Sep. 30, 2023	50,502,170
Balances at the beginning at Jun. 30, 2023		5,000	44,542,000		(77,000)	35,064,000	$ 79,534,000
Balances at the beginning (in shares) at Jun. 30, 2023	49,167,170						49,167,170
Increase (decrease) in Stockholders' Equity
Net Income (Loss)							$ 2,075,000
Balances at the ending at Mar. 31, 2024		5,000	48,058,000		(77,000)	37,139,000	$ 85,125,000
Balances at the ending (in shares) at Mar. 31, 2024	50,937,370						50,937,370
Balances at the beginning at Sep. 30, 2023		5,000	47,202,000		(77,000)	31,602,000	$ 78,732,000
Balances at the beginning (in shares) at Sep. 30, 2023	50,502,170
Increase (decrease) in Stockholders' Equity
Issuance of Common Stock			798,000				798,000
Stock-based compensation			58,000				58,000
Stock-based compensation (in shares)	428,600
Net Income (Loss)						8,914,000	8,914,000
Balances at the ending at Dec. 31, 2023		5,000	48,058,000		(77,000)	40,516,000	88,502,000
Balances at the ending (in shares) at Dec. 31, 2023	50,930,770
Increase (decrease) in Stockholders' Equity
Stock-based compensation (in shares)	6,600
Net Income (Loss)						(3,377,000)	(3,377,000)
Balances at the ending at Mar. 31, 2024		$ 5,000	$ 48,058,000		$ (77,000)	$ 37,139,000	$ 85,125,000
Balances at the ending (in shares) at Mar. 31, 2024	50,937,370						50,937,370